FINANCIAL RISK MANAGEMENT - Schedule of operating forward derivative instruments (Detail) - Fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net position in GBP and USD [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ (4,510)	R$ (404)
Forward contracts [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments		655
Derivative instruments	(6,634)
Derivatives [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments		R$ 251
Derivative instruments	R$ (11,144)